Janus Global Allocation Fund - Moderate | Class D Shares
FUND SUMMARY Janus Global Allocation Fund – Moderate (formerly named Janus Moderate Allocation Fund)
INVESTMENT OBJECTIVE
Janus Global Allocation Fund – Moderate seeks total return through growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Global Allocation Fund - Moderate Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.05%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Allocation Fund - Moderate Class D Shares Class D	Class D Shares	92	287	498	1,108

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in other Janus mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Fund normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.

The Fund pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”

The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Fund, oversees the investment process, and is responsible for the day-to-day management of the Fund. The portfolio manager continually monitors asset class allocations and periodically rebalances the Fund’s investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the “Janus Global Allocation Committee”) to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Fund’s allocation of assets among the underlying funds and asset classes. The Janus Global Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital’s affiliated investment advisers. The portfolio manager and Janus Global Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Fund’s asset class allocations, the underlying funds, an underlying fund’s asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Fund will normally allocate approximately 55% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 35% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in this Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Fund
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio manager’s allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio manager. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.

Affiliated Fund Risk. Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus mutual funds are generally higher than the fees paid to Janus Capital by the Fund or by other funds and share classes available for investment by the Fund. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk. Approximately 55% of the Fund’s assets are allocated to equity investments through investments in underlying funds. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. Approximately 35% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth.

Foreign Exposure Risk. Certain underlying funds may have significant exposure to foreign markets as a result of their investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk. An underlying fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Alternative Investments Allocation Risk. Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund may invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Fund may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund’s portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Commodity-Linked Investments Risk. Certain underlying funds may invest in derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Exchange-Traded Funds Risk. Certain underlying funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Exchange-Traded Notes Risk. Certain underlying funds may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on an underlying fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 14.27% Worst Quarter: Fourth Quarter 2008 −11.62%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2013 was 9.53%.
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Allocation Fund - Moderate Class D Shares	Column	Label	1 Year	5 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	12.74%	3.74%	6.44%	Dec. 30, 2005
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	12.01%	2.96%	5.61%	Dec. 30, 2005
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.51%	2.77%	5.14%	Dec. 30, 2005
Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World IndexSM (net of foreign withholding taxes)	16.13%	(1.16%)	3.52%	Dec. 30, 2005
Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)		Global Moderate Allocation Index	11.45%	1.89%	4.95%	Dec. 30, 2005
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	16.00%	1.66%	4.12%	Dec. 30, 2005
Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)		Moderate Allocation Index	11.74%	3.14%	5.21%	Dec. 30, 2005

Effective February 15, 2013, the Fund’s primary benchmark index changed from the S&P 500® Index to the Morgan Stanley Capital International (“MSCI”) All Country World IndexSM to reflect the global investment strategies of the Fund. Additionally, the Fund changed the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free IndexSM (2%) to an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World IndexSM (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World IndexSM is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets. Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Fund’s revised investment strategy that includes an increased focus on global investments, including emerging markets.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.